Subordinated Liabilities (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019		Dec. 31, 2018
Subordinated liabilities [abstract]
Opening balance as at 1 January		£ 20,559	[1]	£ 23,826
Issuances		1,271		221
Redemptions		(3,091)		(3,246)
Other		64		(242)
Closing balance	[1]	£ 18,803	[2]	£ 20,559

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings